Employee Benefit Plan (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 UYI	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Employee Benefit Plan
Employees participating percentage	90.00%	90.00%
Company match percentage	50.00%	50.00%
Percent of employer match of employee's eligible pay	6.00%	6.00%
Vesting percentage	100.00%	100.00%
Maximum amount employer can contribute per employee per year | UYI	UYI 1,500
Contribution expense | $		$ 1.3	$ 0.9